COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Payments for Lease

As of December 31, 2013, future minimum payments for leases were as follows (in thousands):

Years ending December 31,	Operating Leases	Capital Leases
2014	$4,506	$47
2015	4,862	—
2016	5,085	—
2017	5,049	—
2018	4,608	—
Thereafter	24,801	—

Total future minimum payments required	$48,911	47

Less: Amount representing interest		—

Present value of net minimum lease payments		47
Less: Current portion of capital lease obligations		47

Long term portion of capital lease obligations		$—